4. Property and Equipment (Tables)	9 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET:
Property and Equipment
Asset	December 31, 2018
Equipment	$69,540
Accumulated depreciation	(8,000)
Net Fixed Assets	$61,540